Offerings - Offering: 1	Feb. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Wells Fargo Commercial Mortgage Trust 2026-5C8, Commercial Mortgage Pass-Through Certificates, Series 2026-5C8
Amount Registered | shares	672,308,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 672,308,000
Amount of Registration Fee	$ 92,845.74
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.